Introduction, basis of presentation of the consolidated financial statements and other information - New IFRS (Details) - MXN ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2018
New IFRS
Amount recognized for change from cash-settled to equity-settled share-based payments		$ 72,838		$ 79,227
Cumulative own credit risk from financial liabilities at fair value through profit or loss		2,397		$ 2,026
Impairment provision		$ 17,961
IFRS 2
New IFRS
Liability derecognized for the change from cash-settled to equity-settled share-based payment	$ (319)
Amount recognized for change from cash-settled to equity-settled share-based payments	319
IFRS 9
New IFRS
Financial assets reclassified to held to collect business model (as a percent)		44.00%
Amount of financial assets reclassified to held to collect business model		$ 75,418
Increase in shareholder's equity due to reclassification		2,287
Increase in shareholder's equity net of deferred tax		$ 1,601
Cumulative own credit risk from financial liabilities at fair value through profit or loss	81
Cumulative own credit risk from financial liabilities at fair value through profit or loss (net of tax)	57
Increase in provision for impairment of financial assets	3,256
Increase in provision for impairment net of tax	2,279
Impairment provision	$ 21,217
IFRS 16 | Forecast
New IFRS
Right of use asset			$ 6,400
Lease liabilities			$ 6,400